Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - Silicon Valley Bank [Member] - Paycheck Protection Program [Member]
May 04, 2020 USD ($)
Loans payable	$ 309,905
Debt maturity date	May 04, 2022
Debt interest rate	1.00%